Other Receivables (Shenzhen Yeller Audio & Video Technology Co., Ltd.)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Receivables
5.	Other Receivables

	June 30, 2021 (Unaudited)	December 31, 2020 (Audited)
	$	$
Value Added Tax Receivables	17,797	29,477
Deposit	65,779	65,046
Others	12,394	1,730
	95,970	96,253

5.	Other Receivables

	December 31, 2020 (Audited)	December 31, 2019 (Audited)
	$	$
Security deposit	-	2,871
Value Added Tax Receivables	29,477	60,946
Deposit	65,046	56,251
Others	1,730	14,044
	96,253	134,112

Shenzhen Yeller Audio & Video Technology Co., Limited [Member]
Other Receivables
4.	Other Receivables

	December 31, 2019	December 31, 2018
Security deposit	2,871	2,908
Value Added Tax Receivables	60,946	54,031
Deposit	56,251	61,747
Others	14,044	-
	$134,112	$118,686